SEGMENT INFORMATION - Schedule of Reconciliation of Adjusted EBITDA to Profit/(loss) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Operating Segments [Abstract]
Adjusted EBITDA	$ 552	$ 520	$ 1,069	$ 959
Income taxes	(60)	(74)	(120)	(86)
Net foreign exchange gain/ (loss)	(2)	(22)	13	(52)
Other non-operating (loss)/ gain, net	(10)	1	(16)	31
Finance income	30	10	48	20
Finance costs	(167)	(127)	(317)	(246)
Gain on disposal of subsidiaries, net	19	497	19	497
Gain on disposal of non-current assets	5	0	5	0
Impairment loss	(2)	(1)	(4)	(3)
Amortization	(66)	(54)	(125)	(114)
Depreciation	(159)	(142)	(309)	(280)
Profit for the period	$ 140	$ 608	$ 263	$ 726